LONG-TERM SUBORDINATED NOTES - Narrative (Details) - Subordinated Debt - 6.6 % Long Term Subordinated Notes	12 Months Ended
	Dec. 31, 2025	Feb. 16, 2026	May 14, 2017
Debt Instrument [Line Items]
Debt instrument, stated interest rate (in percent)			6.60%
Basis spread on variable rate	2.385%
Percentage of principal amount required for redemption (in percent)	100.00%
Subsequent Event
Debt Instrument [Line Items]
Reset quarterly interest rate (in percent)		6.50%
Maximum
Debt Instrument [Line Items]
Right to defer interest on one or more occasions for up to number of consecutive years (in years)	10 years